Material Accounting Policies (Details)	Mar. 31, 2024
Material Accounting Policies [Line Items]
Percentage of voting rights	19.90%
New Infini [Member]
Material Accounting Policies [Line Items]
Percentage of voting rights	46.20%
Bottom of Range [Member]
Material Accounting Policies [Line Items]
Percentage of voting rights	20.00%
Top of Range [Member]
Material Accounting Policies [Line Items]
Percentage of voting rights	50.00%